Preferred Stock Summary (Detail) (USD $) In Millions, except Share data, unless otherwise specified		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Series A Noncumulative Perpetual Preferred Stock	Jun. 20, 2012 Series A Noncumulative Perpetual Preferred Stock	Dec. 31, 2012 Series C Noncumulative Perpetual Preferred Stock	Sep. 19, 2012 Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Total shares issued and outstanding		5,001		5,825
Liquidation preference per share (in dollars)		$ 100,000		$ 100,000
Carrying value at Dec. 31, 2012	$ 1,068	$ 500	$ 500	$ 568 [1]	$ 568
Per annum dividend rate		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%
Per annum dividend rate, percentage		4.00%		5.20%
Dividends paid per share		$ 2,033		$ 1,314

[1]	The carrying value is recorded net of issuance costs.